License agreements	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
License agreements
9. License agreements
Mount Sinai license and sponsored research agreements
On May 30, 2018, the Company entered into an exclusive license agreement (the ISMMS License Agreement) and, on March 7, 2019, a sponsored research agreement (the ISMMS SRA) with Mount Sinai. Under the terms of the ISMMS License Agreement, ISMMS granted the Company (i) an exclusive, sublicensable license to use certain patent rights covering specific inventions concerning the utilization of biomarkers guided artificial intelligence techniques for detecting kidney functional decline (the ISMMS Technology), (ii) a non-exclusive
license under unregistered licensed copyrights and licensed
know-how
and (iii) an exclusive option to obtain licensed technology conceived after May 30, 2018. A license issuance fee of $10.0 million was contingent upon the Company’s completion of an IPO and upon payment, was recorded as acquired in-process
research and development expense during the year ended June 30, 2019 on the Company’s consolidated statements of operations and comprehensive loss. The Company accounted for this transaction as an asset acquisition as substantially all of the value acquired by the Company consisted of a single asset with no alternative future use. The Company is obligated to pay Mount Sinai $1.5 million and $7.5 million in commercial milestone payments upon achieving worldwide net sales of KidneyIntelX of $50.0 million and $300.0 million, respectively. The Company is also obligated to pay Mount Sinai a 4% to 5% royalty on net sales of KidneyIntelX, subject to customary reductions. Royalties are payable on a product-by-product
basis from first commercial sale of such product until the later of (1) expiration of the last valid claim of a licensed patent covering such product or (2) on a country-by-country
basis, 12 years from first commercial sale of such product in such country. Moreover, the Company is obligated to pay Mount Sinai between 15% and 25% of any consideration received from a sublicensee. Furthermore, we agreed to carry out and fund a clinical utility study for KidneyIntelX at a cost to be determined upon approval of the study protocol by the IRB.
As part of the ISMMS SRA, the Company has agreed to fund several research projects to further develop the ISMMS Technology. The Company incurred approximately $0.2 million and $0.2 million in research and development expenses under the ISMMS SRA for the year ended June 30, 2020 and 2019, respectively.

Mount Sinai license agreement for FractalDx
On December 21, 2018, the Company entered into an exclusive license agreement (the ISMMS FractalDx License Agreement) with ISMMS. Under the terms of the ISMMS FractalDx License Agreement, ISMMS granted the Company (i) an exclusive license, with sub-license
rights, to use certain patent rights covering specific inventions concerning the utilization of biomarkers guided artificial intelligence techniques for detecting kidney functional decline (the ISMMS Technology), (ii) a non-exclusive
license under unregistered licensed copyrights and licensed
know-how
and (iii) an exclusive option to obtain licensed technology conceived after May 30, 2018. An up-front
license fee of $1.0 million was paid and recorded as acquired in-process
research and development expense during the year ended June 30, 2019 on the Company’s consolidated statements of operations and comprehensive loss. The Company accounted for this transaction as an asset acquisition as substantially all of the value acquired by the Company consisted of a single asset with no alternative future use. The patent reimbursement fees of approximately $0.3 million were also paid and expensed as general and administrative expenses during the year ended June 30, 2019. The Company is obligated to pay Mount Sinai $0.3 million upon receipt of certain regulatory clearance and approval, $0.3 million upon receipt of U.S. CMS reimbursement code or PAMA reimbursement approval. In addition, the Company is obligated to pay Mount Sinai $1.0 million and $4.0 million in commercial milestone payments upon achieving worldwide net sales of FractalDx of $50.0 million and $250.0 million, respectively. The Company is also obligated to pay Mount Sinai a 6% to 8% royalty on net sales of FractalDx, subject to customary reductions. Moreover, the Company is obligated to pay Mount Sinai between 15% and 70% of any consideration received from a sublicensee.
Royalties are payable on a
product-by-product
basis from first commercial sale of such product until the later of (1) expiration of the last valid claim of a licensed patent covering such product or (2) on a country-by-country
basis, 12 years from first commercial sale of such product in such country. The Company is also subject to an annual license maintenance fee of $25,000 in calendar year 2020 and 2021, $50,000 in calendar year 2022 and 2023, $0.1 million in calendar years 2024 through 2027, and $0.2 million for calendar year 2028 and beyond.
Joslin diabetes center agreement
In October 2018, the Company purchased a worldwide exclusive license agreement with Joslin (the Joslin Agreement) that was previously entered into with EKF, a related party, in July 2017. The license agreement provides the Company with the right to develop and commercialize licensed products covering a novel methodology of diagnosing and predicting kidney disease using certain biomarkers (the Joslin Diabetes Technology). The Company issued 15,427,704 ordinary shares as consideration for total noncash consideration of $24.3 million. Given the timing of the assignment of license to the Company’s IPO on AIM, the estimated fair value of the ordinary shares issued was $1.57 per share. The noncash consideration was expensed as acquired in-process
research and development expense during the year ended June 30, 2019 on the Company’s consolidated statements of operations and comprehensive loss. The Company accounted for this transaction as an asset acquisition as substantially all of the value acquired by the Company consisted of a single asset with no alternative future use.
Under the terms of the Joslin Agreement, the Company is obligated to pay Joslin aggregate commercial milestone payments of $0.3 million and $1.0 million in commercial milestone payments upon achieving worldwide net sales of licensed products and processes of $2.0 million and $10.0 million, respectively. The Company is also obligated to pay Joslin a 5% royalty on net sales of any licensed products or licensed processes, subject to customary reductions. Moreover, the Company is obligated to pay Joslin 25% of any consideration received from a sublicensee.
The Joslin Agreement initially expires on July 31, 2025 and is subject to an automatic five-year extension unless either party notifies the other party of its intent not to extend the agreement at least 180 days prior to initial expiration. Either party may terminate the Joslin Agreement earlier upon an uncured material breach of the agreement by the other party, the insolvency of the other party, or in the event the other party is unable to perform its obligations under the agreement for a specified period. Additionally, Joslin may terminate the agreement in the event that the Company ceases developing or commercializing licensed products or processes, if the Company fails to maintain certain required insurance policies, and if the Company fails to pay patent expenses related to the licensed patents.